Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,689,828.57

Principal:
Principal Collections	$19,623,757.10
Prepayments in Full	$13,007,996.79
Liquidation Proceeds	$498,548.32
Recoveries	$25,141.94
Sub Total	$33,155,444.15
Collections	$35,845,272.72

Purchase Amounts:
Purchase Amounts Related to Principal	$155,978.58
Purchase Amounts Related to Interest	$797.24
Sub Total	$156,775.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,002,048.54

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$36,002,048.54
Servicing Fee	$654,378.71	$654,378.71	$0.00	$0.00	$35,347,669.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,347,669.83
Interest - Class A-2 Notes	$43,810.51	$43,810.51	$0.00	$0.00	$35,303,859.32
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$35,111,038.49
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$35,041,585.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,041,585.99
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$35,003,760.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,003,760.57
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$34,973,942.57
Third Priority Principal Payment	$1,392,700.57	$1,392,700.57	$0.00	$0.00	$33,581,242.00
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$33,540,461.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,540,461.50
Regular Principal Payment	$30,815,921.81	$30,815,921.81	$0.00	$0.00	$2,724,539.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,724,539.69
Residuel Released to Depositor	$0.00	$2,724,539.69	$0.00	$0.00	$0.00
Total		$36,002,048.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,392,700.57
Regular Principal Payment					$30,815,921.81
Total					$32,208,622.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,208,622.38	$77.56	$43,810.51	$0.11	$32,252,432.89	$77.67
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$32,208,622.38	$24.00	$414,507.76	$0.31	$32,623,130.14	$24.31

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$138,348,970.46	0.3331302	$106,140,348.08	0.2555751
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$757,988,970.46	0.5648036	$725,780,348.08	0.5408038

Pool Information
Weighted Average APR	4.324%	4.317%
Weighted Average Remaining Term	44.58	43.73
Number of Receivables Outstanding	41,815	40,687
Pool Balance	$785,254,451.09	$751,530,314.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$763,000,754.32	$730,286,269.89
Pool Factor	0.5802059	0.5552879

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$11,272,954.72
Yield Supplement Overcollateralization Amount	$21,244,045.04
Targeted Overcollateralization Amount	$25,749,966.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,749,966.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		147	$437,770.48
(Recoveries)		30	$25,141.94
Net Losses for Current Collection Period			$412,628.54
Cumulative Net Losses Last Collection Period			$2,682,662.70
Cumulative Net Losses for all Collection Periods			$3,095,291.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.63%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.32%	463	$9,951,999.86
61-90 Days Delinquent	0.11%	33	$802,712.36
91-120 Days Delinquent	0.02%	9	$144,746.32
Over 120 Days Delinquent	0.06%	20	$418,817.28
Total Delinquent Receivables	1.51%	525	$11,318,275.82

Repossession Inventory:
Repossessed in the Current Collection Period		28	$668,669.02
Total Repossessed Inventory		39	$1,008,143.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5357%
Preceding Collection Period			0.5219%
Current Collection Period			0.6444%
Three Month Average			0.5673%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2130%
Preceding Collection Period			0.1722%
Current Collection Period			0.1524%
Three Month Average			0.1792%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer